Consolidated Statements of Cash Flows - CNY (¥)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income		¥ 164,617,561	¥ 135,351,411	¥ 65,207,464
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses		177,282,998	238,084,863	(298,467,893)
Provision for cost method investment		5,907,577
Depreciation and amortization		1,753,032	2,244,279	3,821,788
Share-based compensation expenses		7,517,349	5,774,266	18,766,367
Net losses on disposal of property and equipment		147,644	30,742	328,262
Net loss on disposal of non-marketable equity securities		1,524,159
Foreign exchange gains	[1]	(3,589,629)	(7,355,135)	(786,080)
Deferred tax benefit		(16,493,414)	(133,913,450)	(190,009,905)
Net losses on sale of loans		17,190,545	44,554,948	479,584,775
Profit and loss arising from fair value changes		5,765,113	362,855	(1,101,669)
Loans held-for-sale:
Originations and purchases		(629,040,509)	(585,434,771)	(453,880,066)
Proceeds from sales and paydowns of loans originally classified as held-for-sale		1,896,137,537	1,549,993,492	1,006,876,340
Changes in operating assets and liabilities:
Deposits		(18,020,425)	11,860,799	(42,902,327)
Guarantee deposits		(142,002,003)	(168,790,845)	(74,680,000)
Credit risk mitigation position		234,530,494	6,203,644	138,720,288
Other operating assets		15,130,538	(167,193,614)	(30,875,632)
Other operating liabilities		(12,597,823)	(12,520,372)	69,090,594
Net cash provided by operating activities		1,705,760,744	919,253,112	689,692,306
Cash flows from investing activities:
Loans originated, net of principal collected		(3,040,754,719)	(2,556,903,189)	(2,839,526,077)
Proceeds from sales of investment securities		2,973,911,087	9,002,171,357	8,956,466,358
Proceeds from disposal of non-marketable equity securities		3,400,000		10,000,000
Proceeds from disposal of subsidiaries			50,000,000
Proceeds from disposal of property and equipment and intangible assets		38,909	319,539	550,673
Proceeds from sales of loans		1,202,955,909	1,088,433,960	1,022,025,709
Purchased loans with credit deterioration		(640,283,653)
Purchases of investment securities		(2,868,678,085)	(8,567,330,149)	(9,496,275,212)
Purchases of non-marketable equity securities			(25,000,000)
Purchases of property, equipment and intangible assets		(114,503,257)	(89,889,341)	(3,805,766)
Net cash used in investing activities		(2,483,913,809)	(1,098,197,823)	(2,350,564,315)
Cash flows from financing activities:
Proceeds from interest-bearing borrowings		10,402,258,233	6,082,283,165	7,068,023,900
Proceeds from contributions from non-controlling shareholders		71,514,091	50,750,000
Repurchase of ordinary shares		(30,691,070)	(87,631,475)
Repayment of interest-bearing borrowings		(9,294,928,900)	(6,333,557,940)	(5,135,443,638)
Acquisition of interests in consolidated VIEs from non-controlling interests		(142,611,784)
Net cash provided by/(used in) financing activities		1,005,540,570	(288,156,250)	1,932,580,262
Net increase/(decrease) in cash, cash equivalents and restricted cash		227,387,505	(467,100,961)	271,708,253
Cash, cash equivalents and restricted cash at the beginning of year		1,772,184,145	2,231,437,361	1,960,922,758
Effect of exchange rate change on cash, cash equivalents and restricted cash		2,030,770	7,847,745	(1,193,650)
Cash, cash equivalents and restricted cash at the end of year		2,001,602,420	1,772,184,145	2,231,437,361
Supplemental disclosures of cash flow information:
Income taxes paid, net of refunds		63,458,446	139,205,940	153,494,369
Interest expense paid		¥ 726,293,220	¥ 792,794,985	¥ 832,735,000

[1]	The changes of foreign exchange gain are mainly due to exchange rate changes in cash and cash equivalents held by the Group, including US dollar account and Hong Kong dollar account.